PIMCO Variable Insurance Trust

Supplement Dated August 16, 2013 to the

Administrative Class Prospectus, Institutional Class Prospectus

and Advisor Class Prospectus, each dated April 30, 2013,

as supplemented from time to time (each a “Prospectus”)

Effective immediately, the third paragraph of the “Purchases and Redemptions – Frequent or Excessive Purchases, Exchanges and Redemptions” section of each Prospectus is deleted in its entirety and replaced with the following:

Except with respect to the Portfolio identified below, to discourage excessive, short-term trading and other abusive trading practices, the Board of Trustees of the Trust has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to a Portfolio and its shareholders (“Market Timing Policy”). Such activities may have a detrimental effect on a Portfolio and its shareholders. For example, depending upon various factors such as the size of a Portfolio and the amount of its assets maintained in cash, short-term or excessive trading by Portfolio shareholders may interfere with the efficient management of the Portfolio’s investments, increase transaction costs and taxes, and may harm the performance of the Portfolio and its shareholders. The PIMCO Short-Term Portfolio is not subject to the Market Timing Policy because it generally invests in more liquid, short-duration fixed income securities and PIMCO anticipates that shareholders may purchase and sell shares of this Portfolio frequently.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_081613

PIMCO Variable Insurance Trust

Supplement Dated August 16, 2013 to the

PIMCO Short-Term Portfolio Administrative Class Prospectus,

PIMCO Short-Term Portfolio Institutional Class Prospectus

and PIMCO Short-Term Portfolio Advisor Class Prospectus, each dated April 30, 2013,

as supplemented from time to time (each a “Prospectus”)

Effective immediately, the third paragraph of the “Purchases and Redemptions – Frequent or Excessive Purchases, Exchanges and Redemptions” section of each Prospectus is deleted in its entirety and replaced with the following:

To discourage excessive, short-term trading and other abusive trading practices, the Board of Trustees of the Trust has adopted, on behalf of certain Portfolios of the Trust, policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to such Portfolio and its shareholders (“Market Timing Policy”). The Portfolio is not subject to the Market Timing Policy because it generally invests in more liquid, short-duration fixed income securities and PIMCO anticipates that shareholders may purchase and sell shares of the Portfolio frequently.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_081613